Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	$ 78,442	$ 91,092
Accounts receivable, less allowances of $8,332 and $7,016	307,043	290,751
Inventories	228,506	204,066
Other current assets	51,771	33,005
Total current assets	665,762	618,914
Property - at cost
Land	10,245	10,428
Buildings	74,477	73,399
Equipment, including computers and software	147,004	129,117
Total Property - at cost	231,726	212,944
Less accumulated depreciation	148,623	143,930
Property - net	83,103	69,014
Intangibles, net	84,840	89,551
Goodwill	83,080	76,981
Deferred tax assets	26,424	43,447
Other assets	18,974	17,024
Total Assets	962,183	914,931
Current liabilities
Accounts payable	120,890	108,509
Compensation and related benefits	63,149	65,413
Other current liabilities	46,130	40,766
Total current liabilities	230,169	214,688
Postemployment benefits	39,750	47,730
Other liabilities	20,133	18,950
Total Liabilities	290,052	281,368
Shareholders' Equity
Preferred stock - no par value; 2,500 shares authorized; none issued or outstanding
Common stock - no par value; 80,000 shares authorized; 54,213 shares issued	10,000	10,000
Additional paid-in capital	150,070	148,307
Income retained for use in the business	743,360	668,421
Treasury shares - at cost (12,246 and 11,611 shares)	(226,730)	(198,224)
Accumulated other comprehensive income (loss)	(4,569)	5,059
Total Shareholders' Equity	672,131	633,563
Total Liabilities and Shareholders' Equity	$ 962,183	$ 914,931